Lease - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future lease payments under operating leases
2020	$ 832
2021	806
2022	777
2023	774
2024	680
Thereafter	4,410
Total future lease payments	8,279
Less: Imputed interest	1,985
Operating lease, liability	$ 6,294